UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Emerging Markets Equity Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2023

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Emerging Markets Equity Fund, the benchmark MSCI Emerging Markets Index and the MSCI Emerging Markets Value Index for the trailing periods ending April 30, 2023 were as follows:

	Trailing 6-Months	One Year	Three Years	Since Inception
LSV Emerging Markets Equity Fund, Institutional Class Shares*	22.34%	-0.31%	13.18%	4.79%

Benchmark:
MSCI Emerging Markets Index	16.37%	-6.51%	4.33%	1.66%

Value Benchmark:
MSCI Emerging Markets Value Index	16.55%	-3.64%	7.24%	0.79%

* Month ended April 30, 2023.

Institutional Class Shares performance as of 3/31/23: -7.01% (1-year), 15.59% (3 Year) and 4.30% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Inception date 1/18/2019.

Global equities finished in positive territory over the past six months despite significant market volatility as resilient economic data and hopes for easier monetary policy from global central banks outweighed ongoing inflationary pressures and the turmoil surrounding the banking sector. The MSCI Emerging Markets Index was up 16.37% (in USD). From a style perspective, emerging markets value stocks (as measured by the MSCI Indices) modestly outperformed growth for the period — the MSCI Emerging Markets Value Index was up 16.55% while the MSCI Emerging Markets Growth Index was up 16.13% (both in USD). The LSV Emerging Markets Equity Fund, Institutional Class Shares, was up 22.34% for the period. From a sector perspective, Communication Services, Real Estate and Information Technology stocks outperformed while the Financials, Energy and Utilities sectors lagged.

The portfolio’s deep value bias had a positive impact on relative returns for the period as value stocks broadly outperformed growth in the emerging markets during the prior six months. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns for the period, while sector selection detracted. Stock selection relative gains were largely the result of the outperformance of deep value names within the Financials, Health Care and Energy sectors — holdings within the Diversified Banks, Pharmaceuticals and Integrated Oil & Gas industries performed particularly well. From a sector perspective, relative losses were modest and largely a function of our underweight position in the Communication Services sector as well as our overweight to Utilities stocks. Top contributors for the period included our overweight positions in PetroChina, Sinopharm, Vipshop, SSY Group, China Resources Medical Holdings, China Petroleum & Chemical, Cencosud, China Pacific Insurance and Doosan Bobcat. Not owning Infosys, Reliance Industries, Saudi National Bank and Al- Rajhi Bank also added value. The main individual detractors included our underweights to Taiwan Semiconductor and Alibaba as well as not owning Tencent, Naspers, NetEase, POSCO and China Merchants Bank. Overweight positions in JBS, Camil Alimentos, Itaúsa, KT Corp, Absa Group, LX International and KRBL Ltd. also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 7.2x forward earnings compared to 13.1x for the MSCI Emerging Markets Index, 0.9x book value compared to 1.6x for the MSCI Emerging Markets Index and 4.8x cash flow compared to 8.8x for the MSCI Emerging Markets Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Energy, Utilities and Financials while underweight the Consumer Discretionary, Communication Services and Materials sectors.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI Emerging Markets Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the emerging markets.

The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across the emerging markets.

The MSCI Emerging Markets Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across the emerging markets.

The MSCI Emerging Markets Small Cap Index is an index designed to provide a broad measure of performance throughout the emerging markets of companies with small market capitalization.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2023	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (97.3%)
Brazil (4.2%)
Banco do Brasil	24,300	$208
Camil Alimentos	44,100	63
EDP - Energias do Brasil	22,900	103
JBS S	35,400	126
Qualicorp Consultoria e Corretora de Seguros	3,000	2
Telefonica Brasil	5,800	48
Vale	16,500	239
Vibra Energia	15,100	40

		829

Chile (1.4%)
Cencosud	83,100	169
Cia Cervecerias Unidas	6,200	51
Vina Concha y Toro	44,300	53

		273

China (2.9%)
China CITIC Bank, Cl H	263,000	142
Kunlun Energy	92,000	85
Shanghai Pharmaceuticals Holding, Cl H	36,000	73
Shenzhen Expressway, Cl H	64,000	60
Sinotrans, Cl H	215,000	74
Vipshop Holdings ADR*	8,700	137

		571

Czech Republic (0.4%)
Philip Morris CR	100	83

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Egypt (0.3%)
Eastern SAE	117,100	$66

Greece (0.4%)
Motor Oil Hellas Corinth Refineries	3,600	86

Hong Kong (27.8%)
3SBio	89,000	89
Agile Group Holdings	82,000	17
Alibaba Group Holding*	32,900	349
Anhui Conch Cement, Cl H	12,500	39
Asia Cement China Holdings	85,000	37
BAIC Motor, Cl H	305,500	86
Baidu, Cl A*	6,240	94
Bank of China, Cl H	762,000	304
Bank of Communications, Cl H	208,000	134
Beijing Enterprises Holdings	22,500	93
China BlueChemical	302,000	80
China Coal Energy, Cl H	84,000	72
China Everbright	44,000	32
China Everbright Bank, Cl H	265,000	85
China Feihe	115,000	78
China Hongqiao Group	58,000	57
China Medical System Holdings	44,000	73
China Merchants Port Holdings	52,000	77
China Minsheng Banking, Cl H	254,000	93
China Pacific Insurance Group, Cl H	39,000	116
China Petroleum & Chemical, Cl H	268,000	176
China Railway Group, Cl H	143,000	110
China Reinsurance Group, Cl H	740,000	57
China Resources Medical Holdings	121,000	113
China Suntien Green Energy, Cl H	88,000	39
China Tower, Cl H	554,000	71
China Traditional Chinese Medicine Holdings	76,000	42
China XLX Fertiliser	128,000	61
China Yongda Automobiles Services Holdings	98,000	66
Country Garden Holdings*	93,000	24
Dali Foods Group	101,500	42
Dongfeng Motor Group, Cl H	150,000	72
Far East Horizon	91,000	82
Grand Pharmaceutical Group	124,500	81

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	$72
Hengan International Group	15,000	67
Kingboard Laminates Holdings	66,000	68
Lenovo Group	224,000	229
Lonking Holdings	152,000	27
Maanshan Iron & Steel, Cl H	134,000	29
NetDragon Websoft Holdings	32,000	63
New China Life Insurance, Cl H	34,700	99
Orient Overseas International	6,000	122
People’s Insurance Group of China, Cl H	310,000	122
PetroChina, Cl H	454,000	316
PICC Property & Casualty, Cl H	164,000	198
Ping An Insurance Group of China, Cl H	12,000	88
Postal Savings Bank of China, Cl H	146,000	95
Shougang Fushan Resources Group	210,000	71
Sinopec Engineering Group, Cl H	124,000	64
Sinopharm Group, Cl H	48,000	170
Sinotruk Hong Kong	37,500	57
SITC International Holdings	38,000	70
SSY Group	224,000	157
TCL Electronics Holdings	229,000	107
Want Want China Holdings	83,000	53
Yuexiu Transport Infrastructure	98,000	54
Zhejiang Expressway, Cl H	68,000	56
Zhengzhou Coal Mining Machinery Group, Cl H	63,400	71

		5,566

Hungary (1.0%)
Magyar Telekom Telecommunications	26,200	33
MOL Hungarian Oil & Gas	10,900	88
OTP Bank Nyrt	2,400	73

		194

India (13.0%)
Aurobindo Pharma	8,500	64
Canara Bank	31,400	123
Chambal Fertilisers and Chemicals	16,600	58
Coal India	28,200	81
Cyient	6,000	87

LSV Emerging Markets Equity Fund

	Shares	Value (000)
India (continued)
GAIL India	88,800	$117
Gujarat State Fertilizers & Chemicals	50,600	99
HCL Technologies	8,700	114
Hindustan Aeronautics	2,400	86
Indiabulls Housing Finance*	3,100	4
Indian Bank	29,300	116
Jubilant Pharmova, Cl A	4,400	17
Kalpataru Power Transmission	10,000	66
Mahanagar Gas	6,973	86
National Aluminium	67,900	69
NMDC	44,900	60
NMDC Steel Ltd*	44,900	20
NTPC	51,900	109
Oil & Natural Gas	67,600	132
Oil India	31,200	98
Oracle Financial Services Software	2,200	96
Petronet LNG	42,400	123
Power Finance	54,800	114
Power Grid Corp of India	37,700	110
REC	60,600	98
Redington	64,800	134
Tata Steel	114,000	150
UPL	8,200	74
Vedanta	24,400	84

		2,589

Indonesia (2.3%)
Astra International	208,300	96
Bank Negara Indonesia Persero	147,700	95
Bukit Asam	279,400	79
Matahari Department Store	249,400	69
United Tractors	58,800	116

		455

Malaysia (1.8%)
AMMB Holdings	88,000	71
CIMB Group Holdings	61,600	70
RHB Bank	62,800	77
Scientex	64,200	49
Tenaga Nasional	41,600	84

		351

Mexico (2.9%)
Cemex*	208,200	125
Coca-Cola Femsa	9,458	78
Fibra Uno Administracion	55,800	77
Grupo Financiero Banorte, Cl O	11,500	100
Grupo Mexico	22,000	108

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Mexico (continued)
Megacable Holdings	32,700	$89

		577

Philippines (0.8%)
DMCI Holdings	460,100	82

Metro Pacific Investments	1,070,000	85

		167

Poland (1.9%)
Asseco Poland	5,300	108
Cyfrowy Polsat	16,600	70
Polski Koncern Naftowy ORLEN	5,226	80
Powszechny Zaklad Ubezpieczen	14,000	128

		386

Russia (–%)
Gazprom PJSC(A)(B)	11,300	—
LUKOIL PJSC(A)(B)	2,300	—
Magnit PJSC(A)(B)	1,000	—
MMC Norilsk Nickel PJSC(A)(B)	370	—
Mobile TeleSystems PJSC(A)(B)	13,800	—

		—

Singapore (0.4%)
Yangzijiang Shipbuilding Holdings	81,400	76

South Africa (3.2%)
Absa Group	11,400	110
African Rainbow Minerals	4,300	54
Astral Foods	3,800	35
Exxaro Resources	5,300	56
Foschini Group	10,400	54
Impala Platinum Holdings	7,400	72
MTN Group	6,600	46
Nedbank Group	5,600	65
Oceana Group	16,600	61
Telkom SOC*	7,500	14
Vodacom Group	10,200	70

		637

South Korea (12.6%)
DB HiTek	1,900	87
DB Insurance	1,500	94
DL E&C	332	9
DL Holdings	133	5

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Korea (continued)
Doosan Bobcat	3,200	$123
Hana Financial Group	2,900	91
Hankook & Co	5,100	48
Hyundai GF Holdings	4,572	14
Hyundai Glovis	800	98
Hyundai Green Food*	2,427	22
Hyundai Home Shopping Network	1,000	36
Hyundai Marine & Fire Insurance	2,800	79
Kginicis	1,700	16
Kia	2,800	177
KT	4,800	108
KT&G	1,300	83
LG	900	59
LX INTERNATIONAL CORP	2,700	59
LX Semicon	1,000	79
Samsung Electronics	13,500	665
SFA Engineering	700	21
Shinhan Financial Group	3,700	97
Shinsegae	500	77
SK Telecom	2,100	75
SNT Motiv	2,000	71
Value Added Technology	2,700	78
Vieworks	2,300	59
Wonik QnC	4,500	82

		2,512

Taiwan (15.1%)
ASE Technology Holding	51,000	168
Asia Vital Components	19,000	98
Cathay Financial Holding	68,000	94
China Development Financial Holding	185,000	79
China Development Financial Holding	68,375	16
Chipbond Technology	22,000	47
ChipMOS Technologies	58,000	70
Compeq Manufacturing	58,000	82
Elan Microelectronics	19,000	59
Fubon Financial Holding	57,541	111
Global Mixed Mode Technology	8,000	47
Hon Hai Precision Industry	62,000	211
International Games System	5,000	87
King Yuan Electronics	65,000	100
MediaTek	10,000	217
Micro-Star International	21,000	100
Novatek Microelectronics	8,000	109
Pou Chen	98,000	102
Powertech Technology	34,000	102
Primax Electronics	36,000	70
Radiant Opto-Electronics	20,000	74

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Taiwan (continued)
Shin Kong Financial Holding*	278,000	$76
Sigurd Microelectronics	41,000	70
Simplo Technology	9,000	90
Sino-American Silicon Products	10,000	48
SinoPac Financial Holdings	5,735	3
Taiwan Semiconductor Manufacturing	15,000	247
Topco Scientific	10,000	61
Tripod Technology	11,000	41
United Microelectronics	83,000	133
Yuanta Financial Holding	151,204	111
Zhen Ding Technology Holding	28,000	102

		3,025

Thailand (3.0%)
Bangkok Bank	17,700	82
Kasikornbank	24,000	88
Kiatnakin Phatra Bank	43,700	77
Krung Thai Bank	286,900	151
Origin Property	273,000	95
Quality Houses	593,800	41
Supalai	96,600	60

		594

Turkey (1.2%)
Coca-Cola Icecek	6,400	78
Haci Omer Sabanci Holding	52,200	102
Turkiye Sise ve Cam Fabrikalari	29,600	56

		236

United Arab Emirates (0.7%)
Abu Dhabi Commercial Bank PJSC	21,042	51
Emaar Properties PJSC	59,100	95

		146

TOTAL FOREIGN COMMON STOCK (Cost $19,755)		19,419

Foreign Preferred Stock (1.9%)
Brazil** (1.9%)
Banco do Estado do Rio Grande do Sul	36,000	77
Cia Energetica de Minas Gerais	43,700	107
Cia Paranaense de Energia	58,400	94

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Brazil** (continued)
Itausa	56,200	$97

		375

Colombia** (0.0%)
Banco Davivienda	1,700	8

TOTAL FOREIGN PREFERRED STOCK (Cost $362)		383

Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025	3,642	—
Kiatnakin Phatra Bank 01/03/2027	3,642	—

		—

TOTAL WARRANTS (Cost $–)		—

	Face Amount (000)
Repurchase Agreement (0.3%)
South Street Securities 4.480%, dated 04/28/2023, to be repurchased on 05/01/2023, repurchase price $66 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $73, 1.250% - 3.625%, 11/30/2026 - 02/15/2053; total market value $67)	$66	66

TOTAL REPURCHASE AGREEMENT (Cost $66)		66

Total Investments – 99.5% (Cost $20,183)		$19,868

Percentages are based on Net Assets of $19,950 (000).

*	Non-income producing security.
**	No rate available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is Fair Valued.

ADR — American Depositary Receipt

Cl — Class

Ltd — Limited

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Foreign Common Stock
Brazil	$829	$–	$–	$829
Chile	273	–	–	273
China	137	434	–	571
Czech Republic	83	–	–	83
Egypt	–	66	–	66
Greece	–	86	–	86
Hong Kong	–	5,566	–	5,566
Hungary	–	194	–	194
India	–	2,589	–	2,589
Indonesia	–	455	–	455
Malaysia	–	351	–	351
Mexico	577	–	–	577
Philippines	–	167	–	167
Poland	–	386	–	386
Russia	–	–	–^	–
Singapore	–	76	–	76
South Africa	–	637	–	637
South Korea	–	2,512	–	2,512
Taiwan	–	3,025	–	3,025
Thailand	–	594	–	594
Turkey	–	236	–	236
United Arab Emirates	–	146	–	146

Total Foreign Common Stock	1,899	17,520	–	19,419

Foreign Preferred Stock
Brazil	375	–	–	375
Colombia	8	–	–	8

Total Foreign Preferred Stock	383	–	–	383

Total Warrants	–	–	–	–

Total Repurchase Agreement	–	66	–	66

Total Investments in Securities	$2,282	$17,586	$–	$19,868

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2023	(Unaudited)

	LSV Emerging Markets Equity Fund

Assets:
Investments, at Value (Cost $20,183)	$19,868
Foreign Currency, at Value (Cost $103)	101
Dividends and Interest Receivable	81
Receivable for Investment Securities Sold	2
Prepaid Expenses	23

Total Assets	20,075

Liabilities:
Accrued Foreign Capital Gains Tax	56
Payable to Custodian	45
Payable due to Investment Adviser	10
Payable due to Administrator	1
Other Accrued Expenses	13

Total Liabilities	125

Net Assets	$19,950

Net Assets Consist of:
Paid-in Capital	$20,517
Total Accumulated Losses	(567)

Net Assets	$19,950

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($18,788 ÷ 1,831,586 shares)(1)	$10.26

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($1,162 ÷ 113,455 shares)(1)	$10.25	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

Investment Income:
Dividend Income	$354
Interest Income	1
Foreign Taxes Withheld	(53)

Total Investment Income	302

Expenses:
Investment Advisory Fees	95
Administration Fees	6
Trustees’ Fees	1
Distribution Fees - Investor Class	1
Custodian Fees	44
Transfer Agent Fees	19
Registration and Filing Fees	18
Professional Fees	4
Printing Fees	1
Insurance and Other Fees	5

Total Expenses	194
Less: Waiver of Investment Advisory Fees	(78)

Net Expenses	116

Net Investment Income	186

Net Realized Loss on Investments	(193)
Net Realized Gain on Foreign Currency Transactions	7
Net Realized Loss on Foreign Forward Currency Contracts	(1)
Net Realized Loss on Foreign Capital Gains Tax	(6)
Net Change in Unrealized Appreciation on Investments	3,733
Net Change in Unrealized Depreciation on Foreign Capital Gains Tax on Appreciated Securities	(44)
Net Change in Unrealized Appreciation on Foreign Currency Translation	4

Net Realized and Unrealized Gain on Investments	3,500

Net Increase in Net Assets Resulting from Operations	$3,686

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000) For the six months ended April 30, 2023 (Unaudited) and for the year ended October 31, 2022

	LSV Emerging Markets Equity Fund
	11/1/2022 to 04/30/2023	11/1/2021 to 10/31/2022

Operations:
Net Investment Income	$186	$703
Net Realized Loss	(193)	(35)
Net Change in Unrealized Appreciation (Depreciation)	3,693	(4,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,686	(3,986)

Distributions
Institutional Class Shares	(589)	(1,265)
Investor Class Shares	(31)	(85)

Total Distributions	(620)	(1,350)

Capital Share Transactions:
Institutional Class Shares:
Issued	754	11,227
Reinvestment of Dividends and Distributions	589	1,265
Redeemed	(1,243)	(5,151)

Net Increase from Institutional Class Shares Transactions	100	7,341

Investor Class Shares:
Issued	184	499
Reinvestment of Dividends and Distributions	31	85
Redeemed	(23)	(479)

Net Increase from Investor Class Shares Transactions	192	105

Net Increase in Net Assets Derived from Capital Share Transactions	292	7,446

Total Increase in Net Assets	3,358	2,110

Net Assets:
Beginning of Period	16,592	14,482

End of Year/Period	$19,950	$16,592

Shares Transactions:
Institutional Class:
Issued	79	1,113
Reinvestment of Dividends and Distributions	62	111
Redeemed	(129)	(517)

Total Institutional Class Share Transactions	12	707

Investor Class:
Issued	18	46
Reinvestment of Dividends and Distributions	3	7
Redeemed	(2)	(44)

Total Investor Class Share Transactions	19	9

Net Increase in Shares Outstanding	31	716

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2023 (Unaudited) and for the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Emerging Markets Equity Fund
Institutional Class Shares
2023*	$8.67	$0.10	$1.81	$1.91	$(0.32)	$–	$(0.32)	$10.26	22.34%	$18,788	1.20%	2.00%	1.97%	8%
2022	12.09	0.45	(2.88)	(2.43)	(0.36)	(0.63)	(0.99)	8.67	(21.97)	15,780	1.19	2.45	4.33	38
2021	9.11	0.37	2.91	3.28	(0.21)	(0.09)	(0.30)	12.09	36.38	13,451	1.19	2.68	3.18	19
2020	10.28	0.26	(1.11)	(0.85)	(0.31)	(0.01)	(0.32)	9.11	(8.67)	6,384	1.19	3.20	2.85	19
2019**	10.00	0.27	0.01	0.28	–	–	–	10.28	2.80	6,416	1.20	4.20	3.38	5
Investor Class Shares
2023*	$8.65	$0.08	$1.82	$1.90	$(0.30)	$–	$(0.30)	$10.25	22.21%	$1,162	1.45%	2.25%	1.73%	8%
2022	12.07	0.43	(2.89)	(2.46)	(0.33)	(0.63)	(0.96)	8.65	(22.18)	812	1.45	2.63	4.04	38
2021	9.10	0.37	2.88	3.25	(0.19)	(0.09)	(0.28)	12.07	36.06	1,031	1.45	2.95	3.15	19
2020	10.28	0.25	(1.12)	(0.87)	(0.30)	(0.01)	(0.31)	9.10	(8.83)	350	1.45	3.50	2.79	19
2019**	10.00	0.15	0.13	0.28	–	–	–	10.28	2.80	184	1.48 (2)	3.89	1.92	5

*	For the six-month period ended April 30, 2023. All ratios for the period have been annualized.
**	Commenced operations on January 17, 2019. All ratios for the period have been annualized
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Ratio reflects the impact of the low level of average Net Assets. Under normal asset levels, the ratio of expenses to Average Net Assets would have been 1.45%.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2023	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2023, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities

Notes to Financial Statements

April 30, 2023	(Unaudited)

(a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which th\e Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2023, the total market value of securities valued in accordance with Fair Value Procedures were $17,520 (000) or 87.8% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on

fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures,etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period.

Notes to Financial Statements

April 30, 2023	(Unaudited)

However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”), as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2023, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$66	$66	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Notes to Financial Statements

April 30, 2023	(Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2023, the Fund incurred $5,535 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2023, the Fund incurred $1,300 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2023, the Fund earned $480 in cash management credits which were used to offset transfer agent expenses.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 1.20% and 1.45% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2024. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2023.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2023, were as follows (000):

Purchases	$1,654
Sales	$1,504

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of foreign currency translations and reclassification of long term capital gain distribution on REITs, investments in passive foreign investment companies (PFICs) and foreign capital gains tax. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022.

Notes to Financial Statements

April 30, 2023	(Unaudited)

The tax character of dividends and distributions paid during the years ended October 31, 2022 and 2021 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2022	$718	$632	$1,350
2021	225	28	253

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$520
Capital Loss Carryforward	(12)
Other Temporary Differences	1
Unrealized Depreciation	(4,142)

Total Accumulated Losses	$ (3,633)

As of October 31, 2022, the Fund has short-term and long-term capital loss carryforwards of $12 (000) and $0 (000), respectively.

During the year ended October 31, 2022, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2023, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 20,183	$2,194	$(2,509)	$(315)

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Risk of Investing in Russia — Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a

Notes to Financial Statements

April 30, 2023	(Unaudited)

response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium-and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

9.	Concentration of Shareholders:

At April 30, 2023, 80% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2023, 88% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no

Notes to Financial Statements

April 30, 2023	(Unaudited)

additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’ costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’ comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*

LSV Emerging Markets Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,223.40	1.20%	$6.62
Investor Class Shares	1,000.00	1,222.10	1.45	7.99

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.84	1.20%	$6.01
Investor Class Shares	1,000.00	1,017.60	1.45	7.25

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/ or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Emerging Markets Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-010-0500

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023